May 3, 2012

VIA EDGAR

Securities and Exchange Commission
100 F. Street, NE
Washington, DC  20549

Re:	JNLNY Separate Account I (Combination Prospectus for Perspective II, Perspective Advisors II, Perspective L Series, Perspective Rewards)
File Nos. 333-70384 and 811-08401

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment to the registration statement; and that the text of the most recent post-effective amendment was filed electronically.  This filing is for the second of two prospectuses for this offering of securities.  For purposes of Rule 497, the statement of additional information used in connection with this offering of securities is covered under the Rule 497(j) certification filing for Perspective II (filed concurrently herewith).

If you have any questions, please call me at (517) 367-3872.

Very truly yours,

/s/  FRANK J. JULIAN

Frank J. Julian
Associate General Counsel